Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 1,361,198	$ 951,936
Change in unbilled services (unbilled revenue)	$ 409,262
Percentage change in unbilled services (unbilled revenue)	43.00%
Unearned revenue (payments on account)	$ (1,585,257)	(1,654,507)
Change in unearned revenue (payments on account)	$ 69,250
Percentage change in unearned revenue (payments on account)	(4.20%)
Net balance	$ (224,059)	$ (702,571)
Change in net balance	$ 478,512
Percentage change in net balance	(68.10%)